Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenues, net	$ 3,157,532	$ 2,890,652
Cost of Revenues	2,353,095	2,170,265
Gross Profit	804,437	720,387
Operating Expenses:
Selling, general and administrative expenses	6,665,082	4,667,122
Total Operating Expenses	6,665,082	4,667,122
Loss from Operations	(5,860,645)	(3,946,735)
Other Income (Expense):
Interest expense	(227,094)	(182,943)
Interest income	274	436
Loss on abandonment of fixed assets	0	(4,819)
Total Other Income (Expense)	(226,820)	(187,326)
Net Loss	$ (6,087,465)	$ (4,134,061)
Net Loss Per Common Share:
Basic	$ (0.13)	$ (0.16)
Weighted Average Common Shares Outstanding:
Basic	42,438,849	26,216,795